Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

NOTE 8 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of many of Navios Partners’ financial instruments, including accounts receivable and accounts payable approximate their fair value due primarily to the short-term maturity of the related instruments.

Fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Restricted cash: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Other investments: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Amounts due from related parties, short-term: The carrying amount of due from related parties, short-term reported in the condensed Consolidated Balance Sheets approximates its fair value due to the short-term nature of these receivables.

Amounts due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the condensed Consolidated Balance Sheets approximates its fair value due to the short-term nature of these payables.

Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale): The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the floating rate credit facilities, financial liabilities and current liabilities associated with the vessel held for sale continues to approximate its fair value, excluding the effect of any deferred finance costs.

Fair value of derivatives, including current portion: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest rate swap agreements represent their fair value.

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	June 30, 2025		December 31, 2024
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$377,034	$377,034	$270,166	$270,166
Restricted cash	$589	$589	$29,623	$29,623
Other investments	$11,386	$11,386	$12,289	$12,289
Amounts due from related parties, short-term	$1,662	$1,662	$36,620	$36,620
Amounts due to related parties, short-term	$(39,536)	$(39,536)	$—	$—
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale)	$(1,909,544)	$(1,935,300)	$(1,803,153)	$(1,827,384)
Fair value of derivatives, including current portion	$(2,314)	$(2,314)	$—	$—

Fair Value Measurements

The estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2025 and December 31, 2024.

	Fair Value Measurements as at June 30, 2025
	Total	Level I	Level II	Level III
Cash and cash equivalents	$377,034	$377,034	$—	$—
Restricted cash	$589	$589	$—	$—
Other investments	$11,386	$11,386	$—	$—
Amounts due from related parties, short-term	$1,662	$—	$1,662	$—
Amounts due to related parties, short-term	$(39,536)	$—	$(39,536)	$—
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale) (1)	$(1,935,300)	$—	$(1,935,300)	$—

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Cash and cash equivalents	$270,166	$270,166	$—	$—
Restricted cash	$29,623	$29,623	$—	$—
Other investments	$12,289	$12,289	$—	$—
Amounts due from related parties, short-term	$36,620	$—	$36,620	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,827,384)	$—	$(1,827,384)	$—

(1)
The fair value of the Company’s credit facilities, financial liabilities and current liabilities associated with the vessel held for sale is estimated based on currently available credit facilities, financial liabilities and current liabilities associated with the vessel held for sale with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

As of June 30, 2025, the estimated fair value of the Company’s vessel measured at fair value on a non-recurring basis, is based on a third party valuation report and is categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at June 30, 2025
	Total	Level I	Level II	Level III
Vessel held for sale	$30,000	$—	$30,000	$—

As of December 31, 2024, the estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis, was based on the third party valuation reports and was categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Vessels, net	$21,250	$—	$21,250	$—

Derivative Instruments

In February 2025, Navios Partners entered into interest rate swaps with a commercial bank for a notional amount of $87,860 (the “Swap Transaction”) to hedge the interest rate of its existing credit facility. Under the terms of the Swap Transaction, Navios Partners pays a fixed rate of 412 bps per annum and receives a floating rate based on the three month average of the daily Compounded SOFR. No additional collateral is required under the terms of the Swap Transaction.

The Swap Transaction is designated as a Cash Flow Hedge to address the Company’s exposure to variability in expected future cash flows arising from interest rate fluctuations. In accordance with ASC 815, the Company completed the required formal hedge documentation at the inception of the hedging relationship. As a result, the Swap Transaction qualifies for hedge accounting. Changes in the fair value of the Swap Transaction that are determined to be effective are presented under the caption “Accumulated Other Comprehensive Loss” in the condensed Consolidated Balance Sheets and condensed Consolidated Statements of Changes in Partners’ Capital.

As of June 30, 2025, the fair value of the Swap Transaction amounted to $2,314 loss. The amounts of $579 and $1,735 are presented under the captions “Fair value of derivatives, current” and “Fair value of derivatives, non-current”, respectively, in the condensed Consolidated Balance Sheets.

The following table presents the terms of the Swap Transaction and the respective fair value amount as of June 30, 2025:

Derivative liabilities:

Effective date	Termination date	Notional amount on effective date	Fixed rate	Fair value as at June 30, 2025 (Level II)
27/1/2025	26/03/2029	$87,860	4.12%	$(2,314)
Total fair value of derivatives, including current portion				$(2,314)

	Amount recognized in other comprehensive loss
	Three Month Period Ended June 30, 2025	Three Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024
Unrealized loss on cash flow hedges	$(543)	$—	$(2,314)	$—
Total other comprehensive loss	$(543)	$—	$(2,314)	$—

As of June 30, 2025, the Company did not hold any interest rate swaps that do not qualify for hedge accounting.